Other Intangible Assets - Summary of Book Values of Major Brands (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	£ 8,732	£ 8,738
Voltaren [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	2,735	2,716
Otrivin [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	1,385	1,380
Fenistil [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	651	648
Theraflu [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	449	441
Panadol [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	388	386
Sensodyne [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	265	265
Lamisil [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	293	289
Breathe Right [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	262	236
Stiefel trade name [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	236	228
Excedrin [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	193	185
Physiogel [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	150	166
Polident [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	112	112
Other Brands [member]
Disclosure of detailed information about intangible assets [line items]
Indefinite life brands	£ 1,613	£ 1,686